SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted earnings per share (Details)					12 Months Ended
		May 01, 2024	Mar. 29, 2024	Dec. 10, 2019	Jun. 30, 2023 CNY (¥) ¥ / shares shares		Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares		Jun. 30, 2021 CNY (¥) ¥ / shares shares		Jun. 30, 2023 USD ($)
Numerator:
Net income (loss) attributable to Recon Technology, Ltd					¥ (59,167,301)		$ (8,159,544)	¥ 95,586,795		¥ (22,832,734)
Denominator:
Weighted-average number of ordinary shares outstanding - basic	[1]				2,157,158		2,157,158	1,721,529		760,116
Outstanding options/warrants/convertible notes					¥ 1,115,088			¥ 585,357		¥ 584,571		$ 1,115,088
Weighted-average number of ordinary shares outstanding - diluted	[1]				2,157,158		2,157,158	1,721,529		760,116
Earnings (loss) per share - basic | (per share)					¥ (27.43)		$ (3.78)	¥ 55.52	[1]	¥ (30.04)	[1]
Earnings (loss) per share - diluted | (per share)					¥ (27.43)	[1]	$ (3.78)	¥ 55.52	[1]	¥ (30.04)	[1]
Reverse stock split		0.056	0.056		0.2		0.2
Class A ordinary shares
Denominator:
Weighted-average number of ordinary shares outstanding - basic					1,880,065		1,880,065	1,612,427		760,116
Reverse stock split		0.056	0.056	0.2
Class B ordinary shares
Denominator:
Weighted-average number of ordinary shares outstanding - basic					277,093		277,093	109,102
Reverse stock split					0.056		0.056
Class B common stock convertible conversion ratio					0.056							0.056

[1]	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.